Share-based payments - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 BRL (R$) shares
Text Block [Line Items]
Exercise Price | $ / shares	$ 18.00
Maximum number of shares available for the exercise of options, Percentage	5.00%	5.00%
Total Expense | R$		R$ 3,670
Class A Common Shares [Member]
Text Block [Line Items]
Stock options outstanding | shares	1,662,481	1,662,481